Intangible Assets (Details 1) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
2019 (remainder)	$ 1,700	$ 6,800
2020	6,800	6,800
2021	6,800	6,800
2022	1,133	1,133
Total	$ 16,433	$ 21,533	$ 28,333